Operating Segment Information - Schedule of Segment Revenue and Results (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue
- from contract with customers	$ 30,758	$ 22,644
– other	35,106
Total Revenue	65,864	87,429
Segment results	22,848	2,093
Other income	2,080	7
Adjustments for fair value losses (gains)	(71)	(5,221)
Finance costs	7,343	4,614
Profit before tax	27,975	3,637
Media and entertainment [Member]
Revenue
- from contract with customers	10,513	9,976
– other
Total Revenue	10,513
Hotel operation, hospitality and VIP services [Member]
Revenue
- from contract with customers	20,245	12,668
– other
Total Revenue	20,245
Strategic investment [Member]
Revenue
- from contract with customers
– other	35,106
Total Revenue	35,106
Operating Segment [Member]
Revenue
- from contract with customers		22,644
– other		64,785
Total Revenue		87,429
Segment results	35,186	63,633
Other income	2,080	7
Adjustments for fair value losses (gains)	71	5,221
Finance costs	(7,343)	(4,614)
Corporate and other unallocated expenses	(2,019)	(1,732)
Share-based payment expenses		(58,878)
Profit before tax	27,975	3,637
Operating Segment [Member] | Media and entertainment [Member]
Revenue
- from contract with customers		9,976
– other
Total Revenue		9,976
Segment results	1,820	1,137
Operating Segment [Member] | Hotel operation, hospitality and VIP services [Member]
Revenue
- from contract with customers		12,668
– other
Total Revenue		12,668
Segment results	(1,740)	(2,289)
Operating Segment [Member] | Strategic investment [Member]
Revenue
- from contract with customers
– other		64,785
Total Revenue		64,785
Segment results	$ 35,106	$ 64,785